Subsequent Event (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	May 21, 2014	May 13, 2014	May 31, 2011
Subsequent event [Line Items]
Number of shares callable by warrants		5,000,000	5,000,000	444,190
Warrant exercise price		$ 0.05
Subsequent event [Member] | Placement Agent [Member]
Subsequent event [Line Items]
Number of shares callable by warrants	1,050,000
Warrant exercise price	$ 0.20
Cash payment to Roth and/or its designees	$ 50,000
Stock issued to Roth and/or its designees, shares	800,000
Total value of commission paid to Roth and/or its designees	210,000
Subsequent event [Member] | Convertible Debt [Member]
Subsequent event [Line Items]
Debt instrument, issuance date	Feb. 20, 2015
Debt instrument, face amount	$ 3,050,000
Debt instrument, term	36 months
Debt instrument, interest rate	6.00%
Debt instrument, convertible number of shares	15,250,000
Convertible debt, warrant coverage	50.00%
Number of shares callable by warrants	7,625,000
Warrant exercise price	$ 0.20